Revenues (Details) - Schedule of Revenues Per Geographical Locations - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenues per Geographical Locations [Line Items]
Revenues		$ 28,350	$ 29,702
Americas [Member]
Schedule of Revenues per Geographical Locations [Line Items]
Revenues		8,783	10,263
Asia Pacific [Member]
Schedule of Revenues per Geographical Locations [Line Items]
Revenues		2,279	1,368
Europe and Israel [Member]
Schedule of Revenues per Geographical Locations [Line Items]
Revenues	[1]	$ 17,288	$ 18,071

[1]	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts of revenues in Israel.